per share amounts (Details) shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,482	1,447	1,479	1,443
Effect of dilutive securities - Restricted share units	4	5	4	4
Diluted total weighted average number of Common Shares outstanding	1,486	1,452	1,483	1,447
Restricted share units
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0	0	0
TELUS Corporation share options
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	1		1